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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                             Houston, Texas 77019
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      WM Variable Trust International Growth Fund; WM Variable Trust Growth Fund; WM Variable Trust Money Market Fund; WM Variable Trust U.S. Government Securities Fund; WM Variable Trust Growth & Income Fund; WM Variable Trust Income Fund; WM Variable Trust Short Term High Quality Bond Fund; WM Variable Trust Bond & Stock Fund; WM Variable Trust Northwest Fund; WM Variable Trust Emerging Growth Fund; WM Variable Trust Conservative Growth Portfolio; WM Variable Trust Strategic Growth Portfolio; WM Variable Trust Flexible Income Portfolio; WM Variable Trust Income Portfolio; WM Variable Trust Balanced Portfolio; Van Kampen Life Investment Trust Money Market Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Asset Allocation Portfolio; Van Kampen Comstock Fund; Van Kampen Corporate Bond Fund; Van Kampen Reserve Fund; Van Kampen High Income Corporate Bond Fund; Van Kampen Life Investment Trust Domestic Income Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Enterprise Portfolio; Van Kampen Life Investment Trust Growth & Income Portfolio; Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Asian Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Emerging Markets Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Equity Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. International Magnum Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Global Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Value Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Mid Cap Value Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. High Yield Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Portfolio; Fidelity Variable Insurance Product Asset Manager Portfolio; Fidelity Variable Insurance Product Overseas Portfolio; Fidelity Variable Insurance Product Index 500 Portfolio; Neuberger & Berman Advisors Management Trust Balanced Portfolio; Neuberger & Berman Advisors Management Trust Partners Portfolio; American General Series Portfolio Company Stock Index Fund; American General Series Portfolio Company Social Awareness Fund; American General Series Portfolio Company International Equities Fund; American General Series Portfolio Company Money Market Fund; Hotchkis and Wiley Variable Trust Equity Income VIP Portfolio; Hotchkis and Wiley Variable Trust Low Duration VIP Portfolio; LEVCO Series Trust Equity Value Fund; Navellier Variable Insurance Series Fund, Inc. Growth Portfolio; OFFIT Variable Insurance Fund, Inc. Emerging Markets Fund; OFFIT Variable Insurance Fund, Inc. High Yield Fund; OFFIT Variable Insurance Fund, Inc. Total Return Fund; OFFIT Variable Insurance Fund, Inc. U.S. Government Securities Fund; Royce Capital Fund Premier Portfolio; Royce Capital Fund Total Return Portfolio; Royce Capital Fund Total Return Portfolio; Wright Managed Blue Chip Series Trust International Blue Chip Portfolio; Wright Managed Blue Chip Series Trust Selected Blue Chip Portfolio; AIM Variable Insurance Funds, Inc. International Equity Fund; AIM Variable Insurance Funds, Inc. Value Fund; American General Series Portfolio Company MidCap Index Fund; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; The Dreyfus Socially Responsible Growth Fund, Inc.; MFS Variable Insurance Truest Emerging Growth Series; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Portfolio; Templeton Variable Products Series Fund Asset Allocation Fund -- Class 2; Templeton Variable Products Series Fund International Fund -- Class 2.
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3.    Investment Company Act File Number:  811-2441
      Securities Act File Number:  2-49805; 33-43390; 33-57730; 333-25549;
                                   333-40637; 333-70667
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4(a).  Last day of fiscal year for which this Form is filed:  12/31/99
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4(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).  [ ]  Check box if this is the last time the issuer will be filing this
            Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                       $  376,914,274
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      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:  $124,200,130
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      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than
             October 11, 1995 that were not
             previously used to reduce registration
             fees payable to the Commission:         $          0
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      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                        -$ 124,200,130
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      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                     $  252,714,144
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      (vi)   Redemption credits available for        $(      N/A)
             use in future years -- if               ------------
             Item 5(I) is less that Item 5(iv)
             [subtract Item 5(vii) from Item 5(i)]
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      (vii)  Multiplier for determining registration
             fee (See Instructions C.9):                          X     0.000264
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      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee is due):        =$   66,716.53
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .
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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$           0
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                  =$   66,716.53
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:  February 24, 2000
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      Method of Delivery:
         [X] Wire Transfer
         [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ ROBERT F. HERBERT, JR.
                                     ------------------------------
                                           Robert F. Herbert, Jr.
                                           Senior Vice President,
                                           Treasurer & Controller
Date   2/25/2000
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 * Please print the name and title of the signing officer below the signature.